SHARE-BASED PAYMENTS (Tables)	12 Months Ended
Dec. 31, 2022
Share-based Payments
Schedule of expense arising from share-based payments

	Year Ended December 31,
	2021	2022	2022
	CNY	CNY	US$

Issuance expense related to agent warrants	447	—	—
Consultants share option expense (Note 6)	—	16,152	2,342
Total	447	16,152	2,342

Schedule of agent warrants

	Number of shares	Exercise price per share
		US$

Outstanding at January, 2021	—	—
Granted during the year	396,000	2.35
Outstanding as of December 31, 2021	396,000	2.35
	—	—
Outstanding as of December 31, 2022	396,000	0.623	*

The remaining contractual life for the agent warrants as of December 31, 2022 and 2021, were 1.06 years and 2.06 years, respectively.

*	The exercise price was revised to $0.623 per share in July, 2022.

Schedule of share options

	Number of shares	Exercise price per share
		US$

Outstanding at January, 2022	—	—
Granted during the year	8,100,000	0.623
Outstanding as of December 31, 2022	8,100,000	0.623

Schedule of inputs to the models for fair value

	Agent warrants	Share options
	2021	2022

Fair value at the measurement date (US$)	70	2,400
Fair value at the measurement date (CNY)	449	16,209
Expected volatility (%)	93.67	93.50
Risk-free interest rate (%)	0.19	3.16
Expected life (years)	2.50	3
Share price (US$)	0.901	0.623